Issued Capital - Summary of Capital Issued (Detail) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,729,300	$ 3,698,998
Issued Capital [member]
Disclosure of Capital and Reserve [line items]
Issued capital	$ 3,729,300	$ 3,698,998